Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related-Party Transactions [Abstract]
Loans to Principal Officers, Directors and Affiliates

Beginning balance	$635
New loans	1,826
Effect of changes in composition of related parties	-
Repayments	(62)
Ending balance	$2,399